8K cover Document	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key	0001340122
Amendment Flag	false
Title of 12(b) Security	Common units representing limited partner interests
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	CALUMET SPECIALTY PRODUCTS PARTNERS, L.P.
Entity Address, Address Line One	2780 Waterfront Pkwy E. Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46214
City Area Code	317
Local Phone Number	328-5660
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Written Communications	false
Entity File Number	000-51734
Entity Tax Identification Number	35-1811116
Trading Symbol	CLMT
Security Exchange Name	NASDAQ